Related-Party Transactions - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions between the Company and related parties
Short term employee benefits	€ 3,205	€ 3,513	€ 5,793
Post-employment benefits	126	102	157
Share-based payment	1,990	2,783	2,236
Total compensation	5,321	6,398	8,186
Non-Executive Directors
Transactions between the Company and related parties
Short term employee benefits	340	309	234
Share-based payment	366	581	416
Total compensation	706	890	650
Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	56	74	74
Share-based payment	51	76	104
Total compensation	107	150	178
Alison F. Lawton
Transactions between the Company and related parties
Short term employee benefits	48	50	52
Share-based payment	51	76	104
Total compensation	99	126	156
James Shannon, M.D.
Transactions between the Company and related parties
Short term employee benefits	71	56	59
Share-based payment	51	76	104
Total compensation	122	132	163
Bart Filius
Transactions between the Company and related parties
Short term employee benefits	49	49	49
Share-based payment	51	78	104
Total compensation	100	127	153
Begoa Carreo, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	42	50
Share-based payment	35	34
Total compensation	77	84
Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	48	30
Share-based payment	127	241
Total compensation	175	271
Martin Maier, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	26
Total compensation	26
Executive Directors
Transactions between the Company and related parties
Short term employee benefits	1,919	2,059	1,579
Post-employment benefits	78	50	34
Share-based payment	1,301	1,640	1,314
Total compensation	3,298	3,749	2,927
Daniel de Boer
Transactions between the Company and related parties
Short term employee benefits	939	1,167	1,295
Post-employment benefits	27	27	24
Share-based payment	864	1,245	1,145
Total compensation	1,830	2,439	2,464
Key management personnel compensation short-term employee benefits bonus based on goals realized	394	643	791
Ren Beukema
Transactions between the Company and related parties
Short term employee benefits	659	892	284
Post-employment benefits	27	23	10
Share-based payment	294	395	169
Total compensation	980	1,310	463
Key management personnel compensation short-term employee benefits bonus based on goals realized	231	481	84
Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	321
Post-employment benefits	24
Share-based payment	143
Total compensation	488
Key management personnel compensation short-term employee benefits bonus based on goals realized	185
Senior Management
Transactions between the Company and related parties
Short term employee benefits	946	1,145	3,980
Post-employment benefits	48	52	123
Share-based payment	323	562	506
Total compensation	1,317	€ 1,759	€ 4,609
Gerard Platenburg in senior management role
Transactions between the Company and related parties
Key management personnel compensation short-term employee benefits bonus based on goals realized	€ 67